UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-01545

Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	November 30

Date of Reporting Period:	August 31, 2008

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Equity Option Income Fund	as of August 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks (1) — 91.8%

Security	Shares	Value
Aerospace & Defense — 4.8%
Boeing Co. (The)	164	$10,752
General Dynamics Corp.	613	56,580
Lockheed Martin Corp.	350	40,754
Raytheon Co.	494	29,635
United Technologies Corp.	682	44,732
		$182,453
Auto Components — 0.7%
Johnson Controls, Inc.	843	$26,066
		$26,066
Beverages — 2.4%
Coca-Cola Co. (The)	708	$36,866
PepsiCo, Inc.	768	52,593
		$89,459
Biotechnology — 1.9%
Amgen, Inc. (2)	369	$23,192
Genzyme Corp. (2)	617	48,311
		$71,503
Capital Markets — 3.1%
Bank of New York Mellon Corp. (The)	667	$23,085
Goldman Sachs Group, Inc.	203	33,286
Invesco, Ltd.	446	11,431
Julius Baer Holding AG	229	13,971
State Street Corp.	253	17,120
T. Rowe Price Group, Inc.	317	18,817
		$117,710
Chemicals — 1.4%
E.I. Du Pont de Nemours & Co.	691	$30,708
Monsanto Co.	190	21,707
		$52,415
Commercial Banks — 1.7%
Banco Bradesco SA ADR	317	$5,827
Banco Itau Holding Financiera SA ADR	1,239	23,531
Toronto-Dominion Bank	193	11,242
U.S. Bancorp	756	24,086
		$64,686
Commercial Services & Supplies — 0.9%
Waste Management, Inc.	973	$34,230
		$34,230
Communications Equipment — 3.3%
Cisco Systems, Inc. (2)	2,173	$52,261
QUALCOMM, Inc.	821	43,226
Research In Motion, Ltd. (2)	242	29,427
		$124,914
Computer Peripherals — 5.0%
Apple, Inc. (2)	394	$66,795
Hewlett-Packard Co.	1,144	53,676
International Business Machines Corp.	572	69,630
		$190,101
Diversified Financial Services — 2.5%
Bank of America Corp.	326	$10,152
Citigroup, Inc.	1,224	23,244
JPMorgan Chase & Co.	1,638	63,047
		$96,443

1

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	1,998	$63,916
Verizon Communications, Inc.	1,206	42,355
		$106,271
Electric Utilities — 2.3%
E.ON AG	698	$40,907
Edison International	606	27,827
FirstEnergy Corp.	262	19,032
		$87,766
Electrical Equipment — 1.0%
Emerson Electric Co.	789	$36,925
		$36,925
Energy Equipment & Services — 3.1%
Diamond Offshore Drilling, Inc.	265	$29,126
Schlumberger, Ltd.	515	48,523
Transocean, Inc. (2)	301	38,287
		$115,936
Food & Staples Retailing — 2.8%
CVS Caremark Corp.	1,061	$38,833
Wal-Mart Stores, Inc.	1,134	66,985
		$105,818
Food Products — 1.6%
Nestle SA	390	$17,227
Nestle SA ADR	977	43,301
		$60,528
Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.	341	$23,106
Becton, Dickinson and Co.	152	13,282
Boston Scientific Corp. (2)	1,121	14,080
Medtronic, Inc.	371	20,257
Zimmer Holdings, Inc. (2)	180	13,030
		$83,755
Health Care Providers & Services — 1.2%
Aetna, Inc.	561	$24,201
Fresenius Medical Care AG & Co. KGaA ADR	221	11,830
UnitedHealth Group, Inc.	342	10,414
		$46,445
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	713	$44,242
		$44,242
Household Products — 2.4%
Colgate-Palmolive Co.	506	$38,471
Kimberly-Clark Corp.	339	20,909
Procter & Gamble Co.	466	32,513
		$91,893
Industrial Conglomerates — 2.2%
General Electric Co.	3,026	$85,031
		$85,031
Insurance — 5.6%
Berkshire Hathaway, Inc., Class B (2)	14	$54,628
Chubb Corp.	719	34,519
Lincoln National Corp.	603	30,608
MetLife, Inc.	489	26,504
Travelers Companies, Inc. (The)	995	43,939
Zurich Financial Services AG	76	19,892
		$210,090

2

Internet Software & Services — 1.4%
Google, Inc., Class A (2)	114	$52,815
		$52,815
IT Services — 1.9%
Accenture, Ltd., Class A	345	$14,269
MasterCard, Inc., Class A	154	37,353
Visa, Inc., Class A	252	19,127
		$70,749
Leisure Equipment & Products — 0.4%
Mattel, Inc.	688	$13,299
		$13,299
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc. (2)	339	$20,530
		$20,530
Machinery — 1.8%
Danaher Corp.	414	$33,770
Illinois Tool Works, Inc.	676	33,536
		$67,306
Media — 3.7%
Comcast Corp., Class A	3,009	$63,731
Omnicom Group, Inc.	480	20,347
Time Warner, Inc.	3,440	56,313
		$140,391
Metals & Mining — 1.3%
Cleveland-Cliffs, Inc.	153	$15,487
Companhia Vale do Rio Doce ADR	834	22,143
Freeport-McMoRan Copper & Gold, Inc., Class B	142	12,683
		$50,313
Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	756	$30,822
		$30,822
Oil, Gas & Consumable Fuels — 8.8%
Anadarko Petroleum Corp.	907	$55,989
ConocoPhillips	584	48,186
Exxon Mobil Corp.	1,013	81,050
Hess Corp.	606	63,454
Occidental Petroleum Corp.	553	43,886
Williams Cos., Inc.	496	15,321
XTO Energy, Inc.	498	25,104
		$332,990
Pharmaceuticals — 5.9%
Abbott Laboratories	899	$51,630
Johnson & Johnson	743	52,329
Merck & Co., Inc.	1,098	39,166
Novartis AG ADR	321	17,860
Novo-Nordisk A/S-Class B	241	13,502
Roche Holding AG	105	17,714
Schering-Plough Corp.	840	16,296
Teva Pharmaceutical Industries, Ltd. ADR	341	16,143
		$224,640
Real Estate Investment Trusts (REITs) — 0.7%
Boston Properties, Inc.	148	$15,166
Simon Property Group, Inc.	103	9,773
		$24,939
Semiconductors & Semiconductor Equipment — 0.8%
ASML Holding NV	1,267	$29,964
		$29,964

3

Software — 3.0%
Microsoft Corp.	2,887	$78,786
Oracle Corp. (2)	1,505	33,005
		$111,791
Specialty Retail — 2.1%
Best Buy Co., Inc.	700	$31,339
Home Depot, Inc.	788	21,371
Staples, Inc.	1,161	28,096
		$80,806
Tobacco — 2.3%
Philip Morris International, Inc.	1,609	$86,403
		$86,403
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., Class B	350	$12,663
		$12,663
Total Common Stocks (identified cost $3,519,472)		$3,475,101

Call Options Purchased — 0.0%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
ASML Holding NV	5	$30.00	10/18/08	$100
Total Call Options Purchased (identified cost $1,129)				$100

Put Options Purchased — 3.7%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	12	$1,250	12/20/08	$56,520
S&P 500 Index	12	1,250	3/21/09	81,720
Total Put Options Purchased (identified cost $168,868)				$138,240
Total Investments — 95.5% (identified cost $3,689,469)				$3,613,441

Covered Call Options Written — (1.4)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	3	$1,265	9/20/08	$(10,380)
S&P 500 Index	7	1,270	9/20/08	(21,035)
S&P 500 Index	2	1,275	9/20/08	(5,400)
S&P 500 Index	2	1,280	9/20/08	(4,980)
S&P 500 Index	2	1,285	9/20/08	(5,000)
S&P 500 Index	3	1,300	9/20/08	(4,920)
Total Covered Call Options Written (premiums received $52,022)				$(51,715)

4

Put Options Written — (0.1)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Amgen, Inc.	3	$57.50	9/20/08	$(240)
ASML Holding NV	5	20.00	10/18/08	(138)
AT&T, Inc.	5	30.00	10/18/08	(255)
Boeing Co. (The)	2	60.00	9/20/08	(90)
Coca-Cola Co. (The)	6	50.00	10/18/08	(588)
Danaher Corp.	4	70.00	9/20/08	(30)
Edison International	6	42.50	10/18/08	(300)
Goldman Sachs Group, Inc.	2	140.00	9/20/08	(186)
Hess Corp.	6	80.00	9/20/08	(75)
International Business Machines Corp.	5	110.00	10/18/08	(510)
Merck and Co., Inc.	9	30.00	9/20/08	(45)
MetLife, Inc.	4	40.00	9/20/08	(20)
Microsoft Corp.	13	25.00	10/18/08	(416)
Occidental Pertroleum Corp.	5	65.00	9/20/08	(50)
Philip Morris International, Inc.	6	45.00	9/20/08	(30)
Raytheon Co.	4	55.00	10/18/08	(220)
Staples, Inc.	10	20.00	10/18/08	(300)
Travelers Companies, Inc. (The)	8	35.00	9/20/08	(60)
United Technologies Corp.	6	60.00	9/20/08	(120)
Verizon Communications, Inc.	6	32.50	9/20/08	(84)
Wal-Wart Stores, Inc.	9	50.00	9/20/08	(36)
Wal-Mart Stores, Inc.	9	52.50	9/20/08	(90)
XTO Energy, Inc.	4	40.00	9/20/08	(40)
Total Put Options Written (premiums received $9,821)				$(3,923)
Other Assets, Less Liabilities — 6.0%				$226,789
Net Assets — 100.0%				$3,784,592

ADR	—	American Depository Receipt
(1)		A portion of each common stock holding has been segregated as collateral for options written.
(2)		Non-income producing security.

5

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,689,469
Gross unrealized appreciation	$101,221
Gross unrealized depreciation	(177,249)
Net unrealized depreciation	$(76,028)

Written call and put options activity for the period from the start of business, February 29, 2008 to August 31, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	0	$0
Options written	909	253,007
Options terminated in closing purchase transactions	(623)	(178,537)
Options expired	(130)	(12,627)
Outstanding, end of period	156	$61,843

At August 31, 2008, the Fund has sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective February 29, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$3,490,228	$(55,638)
Level 2	Other Significant Observable Inputs	123,213	—
Level 3	Significant Unobservable Inputs	—	—
Total		$3,613,441	$(55,638)

* Other financial instruments include written call and put options, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of February 29, 2008 whose fair value was determined using Level 3 inputs.

6

Eaton Vance Enhanced Equity Option Income Fund	as of August 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks (1) — 96.8%

Security	Shares	Value
Aerospace & Defense — 5.3%
Boeing Co. (The)	130	$8,523
General Dynamics Corp.	382	35,259
Lockheed Martin Corp.	287	33,418
Raytheon Co.	513	30,775
United Technologies Corp.	692	45,388
		$153,363
Auto Components — 0.9%
Johnson Controls, Inc.	863	$26,684
		$26,684
Beverages — 2.5%
Coca-Cola Co. (The)	544	$28,326
PepsiCo, Inc.	627	42,937
		$71,263
Biotechnology — 1.3%
Amgen, Inc. (2)	376	$23,632
Genzyme Corp. (2)	182	14,251
		$37,883
Capital Markets — 3.1%
Bank of New York Mellon Corp. (The)	531	$18,378
Goldman Sachs Group, Inc.	152	24,923
Invesco, Ltd.	335	8,586
Julius Baer Holding AG	171	10,433
State Street Corp.	196	13,263
T. Rowe Price Group, Inc.	241	14,306
		$89,889
Chemicals — 1.5%
E.I. Du Pont de Nemours & Co.	570	$25,331
Monsanto Co.	158	18,051
		$43,382
Commercial Banks — 1.7%
Banco Bradesco SA ADR	240	$4,418
Banco Itau Holding Financiera SA ADR	924	17,546
Toronto-Dominion Bank	142	8,271
U.S. Bancorp	570	18,160
		$48,395
Commercial Services & Supplies — 1.0%
Waste Management, Inc.	855	$30,079
		$30,079
Communications Equipment — 3.6%
Cisco Systems, Inc. (2)	1,819	$43,747
QUALCOMM, Inc.	674	35,486
Research In Motion, Ltd. (2)	202	24,563
		$103,796
Computer Peripherals — 5.1%
Apple, Inc. (2)	308	$52,215
Hewlett-Packard Co.	900	42,228
International Business Machines Corp.	437	53,196
		$147,639

Diversified Financial Services — 2.7%
Bank of America Corp.	502	$15,632
Citigroup, Inc.	1,008	19,142
JPMorgan Chase & Co.	1,134	43,648
		$78,422
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	1,647	$52,688
Verizon Communications, Inc.	989	34,734
		$87,422
Electric Utilities — 2.6%
E.ON AG	585	$34,285
Edison International	504	23,144
FirstEnergy Corp.	250	18,160
		$75,589
Electrical Equipment — 1.1%
Emerson Electric Co.	647	$30,280
		$30,280
Energy Equipment & Services — 3.1%
Diamond Offshore Drilling, Inc.	224	$24,620
Schlumberger, Ltd.	376	35,427
Transocean, Inc. (2)	218	27,730
		$87,777
Food & Staples Retailing — 2.6%
CVS Caremark Corp.	655	$23,973
Wal-Mart Stores, Inc.	861	50,859
		$74,832
Food Products — 1.7%
Nestle SA	324	$14,312
Nestle SA ADR	814	36,076
		$50,388
Health Care Equipment & Supplies — 3.0%
Baxter International, Inc.	266	$18,024
Becton, Dickinson and Co.	126	11,010
Boston Scientific Corp. (2)	1,008	12,660
Medtronic, Inc.	592	32,323
Zimmer Holdings, Inc. (2)	152	11,003
		$85,020
Health Care Providers & Services — 1.3%
Aetna, Inc.	376	$16,221
Fresenius Medical Care AG & Co. KGaA ADR	191	10,224
UnitedHealth Group, Inc.	320	9,744
		$36,189
Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	787	$48,833
		$48,833
Household Products — 2.9%
Colgate-Palmolive Co.	484	$36,798
Kimberly-Clark Corp.	279	17,209
Procter & Gamble Co.	406	28,327
		$82,334
Industrial Conglomerates — 2.0%
General Electric Co.	2,021	$56,790
		$56,790
Insurance — 5.3%
Berkshire Hathaway, Inc., Class B (2)	11	$42,922
Chubb Corp.	280	13,443
Lincoln National Corp.	544	27,613
MetLife, Inc.	499	27,046
Travelers Companies, Inc. (The)	633	27,953
Zurich Financial Services AG	53	13,872
		$152,849

Internet Software & Services — 1.4%
Google, Inc., Class A (2)	87	$40,306
		$40,306
IT Services — 1.9%
Accenture, Ltd., Class A	346	$14,311
MasterCard, Inc., Class A	105	25,468
Visa, Inc., Class A	203	15,408
		$55,187
Leisure Equipment & Products — 0.3%
Mattel, Inc.	496	$9,588
		$9,588
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc. (2)	278	$16,836
		$16,836
Machinery — 2.0%
Danaher Corp.	342	$27,897
Illinois Tool Works, Inc.	611	30,312
		$58,209
Media — 4.2%
Comcast Corp., Class A	2,813	$59,579
Omnicom Group, Inc.	535	22,679
Time Warner, Inc.	2,434	39,845
		$122,103
Metals & Mining — 1.2%
BHP Billiton, Ltd., ADR	140	$9,871
Cleveland-Cliffs, Inc.	74	7,490
Freeport-McMoRan Copper & Gold, Inc., Class B	181	16,167
		$33,528
Multi-Utilities — 0.9%
Public Service Enterprise Group, Inc.	622	$25,359
		$25,359
Oil, Gas & Consumable Fuels — 8.6%
Anadarko Petroleum Corp.	746	$46,051
ConocoPhillips	250	20,627
Exxon Mobil Corp.	627	50,166
Hess Corp.	380	39,790
Occidental Petroleum Corp.	453	35,950
Williams Cos., Inc.	586	18,102
XTO Energy, Inc.	715	36,043
		$246,729
Pharmaceuticals — 7.1%
Abbott Laboratories	732	$42,039
Johnson & Johnson	737	51,907
Merck & Co., Inc.	909	32,424
Novartis AG ADR	312	17,360
Novo-Nordisk A/S, Class B	175	9,804
Roche Holding AG	12	2,024
Roche Holding AG, ADR	178	15,103
Schering-Plough Corp.	756	14,666
Teva Pharmaceutical Industries, Ltd., ADR	376	17,800
		$203,127
Real Estate Investment Trusts (REITs) — 0.7%
Boston Properties, Inc.	109	$11,169
Simon Property Group, Inc.	84	7,970
		$19,139
Semiconductors & Semiconductor Equipment — 1.4%
ASML Holding NV	1,652	$39,070
		$39,070

Software — 3.2%
Microsoft Corp.	2,332	$63,640
Oracle Corp.(2)	1,238	27,149
		$90,789
Specialty Retail — 1.6%
Best Buy Co., Inc.	337	$15,087
Home Depot, Inc.	573	15,540
Staples, Inc.	651	15,754
		$46,381
Tobacco — 2.3%
Philip Morris International, Inc.	1,251	$67,179
		$67,179
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	294	$10,637
		$10,637
Total Common Stocks (identified cost $2,835,865)		$2,783,265

Call Options Purchased — 0.0%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
ASML Holding NV	4	$30.00	10/18/08	$80
Total Call Options Purchased (identified cost $903)				$80
Total Investments — 96.8% (identified cost $2,836,768)				$2,783,345

Covered Call Options Written — (0.4)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Abbott Laboratories	6	$62.50	10/18/08	$(210)
Accenture, Ltd., Class A	3	45.00	10/18/08	(165)
Aetna, Inc.	3	45.00	9/20/08	(225)
Anadarko Petroleum Corp.	6	65.00	9/20/08	(690)
Apple, Inc.	2	200.00	9/20/08	(26)
Bank of America Corp.	4	35.00	9/20/08	(76)
Bank of New York Mellon Corp. (The)	4	40.00	9/20/08	(40)
Baxter International, Inc.	2	72.50	9/20/08	(30)
Becton, Dickinson and Co.	1	90.00	9/20/08	(57)
Best Buy Co., Inc.	3	47.50	9/20/08	(231)
Boeing Co. (The)	1	70.00	9/20/08	(50)
Boston Properties, Inc.	1	105.00	10/18/08	(435)
Cisco Systems, Inc.	8	26.00	9/20/08	(72)
Cisco Systems, Inc.	9	26.00	10/18/08	(297)
Coca-Cola Co. (The)	5	57.50	10/18/08	(113)
Colgate-Palmolive Co.	3	75.00	9/20/08	(780)
Colgate-Palmolive Co.	1	80.00	9/20/08	(25)
Comcast Corp., Class A	8	22.50	9/20/08	(160)
ConocoPhillips	2	85.00	10/18/08	(556)
CVS Caremark Corp.	6	40.00	9/20/08	(60)
Danaher Corp.	2	85.00	9/20/08	(110)
Danaher Corp.	1	90.00	10/18/08	(45)
Diamond Offshore Drilling, Inc.	1	120.00	9/20/08	(90)
Diamond Offshore Drilling, Inc.	1	125.00	10/18/08	(184)
E.I. Du Pont de Nemours & Co.	5	47.50	9/20/08	(75)
Exxon Mobil Corp.	5	85.00	10/18/08	(605)
FirstEnergy Corp.	2	75.00	9/20/08	(110)
Freeport-McMoRan Copper & Gold, Inc., Class B	1	105.00	9/20/08	(60)
General Dynamics Corp.	3	100.00	9/20/08	(45)
Genzyme Corp.	1	90.00	10/18/08	(40)

Hess Corp.	3	115.00	9/20/08	(435)
Hewlett-Packard Co.	4	50.00	10/18/08	(220)
International Business Machines Corp.	1	135.00	10/18/08	(50)
Johnson Controls, Inc.	1	35.00	9/20/08	(10)
Johnson Controls, Inc.	7	40.00	10/18/08	(53)
Kimberly-Clark Corp.	2	65.00	10/18/08	(130)
Lincoln National Corp.	5	55.00	9/20/08	(175)
Lockheed Martin Corp.	2	115.00	9/20/08	(740)
McDonald’s Corp.	7	67.50	9/20/08	(56)
Medtronic, Inc.	5	57.50	10/18/08	(275)
MetLife, Inc.	4	60.00	10/18/08	(220)
Microsoft Corp.	10	31.00	10/18/08	(130)
Novartis AG ADR	2	60.00	10/18/08	(110)
Occidental Petroleum Corp.	4	90.00	9/20/08	(100)
Omnicom Group, Inc.	5	45.00	10/18/08	(300)
Oracle Corp.	11	25.00	9/20/08	(55)
PepsiCo, Inc.	5	72.50	10/18/08	(225)
Proctor & Gamble Co.	3	75.00	10/18/08	(90)
QUALCOMM, Inc.	3	60.00	9/20/08	(24)
QUALCOMM, Inc.	3	60.00	10/18/08	(114)
Raytheon Co.	4	65.00	10/18/08	(170)
Research in Motion, Ltd.	1	145.00	9/20/08	(28)
Schering-Plough Corp.	3	22.50	9/20/08	(30)
Schering-Plough Corp.	4	22.50	10/18/08	(100)
Schlumberger, Ltd.	3	105.00	10/18/08	(600)
Staples, Inc.	6	27.50	9/20/08	(60)
State Street Corp.	1	75.00	9/20/08	(25)
T. Rowe Price Group, Inc.	2	65.00	9/20/08	(60)
Teva Pharmaceutical Industries, Ltd., ADR	3	50.00	9/20/08	(75)
Thermo Fisher Scientific, Inc.	2	65.00	9/20/08	(20)
Time Warner, Inc.	11	17.00	10/18/08	(550)
Transocean, Inc.	2	145.00	10/18/08	(332)
U.S. Bancorp	4	32.50	9/20/08	(300)
U.S. Bancorp	1	32.50	10/18/08	(145)
United Technologies Corp.	6	70.00	9/20/08	(120)
UnitedHealth Group, Inc.	3	35.00	10/18/08	(150)
Visa, Inc., Class A	1	85.00	10/18/08	(93)
Wal-Mart Stores, Inc.	5	62.50	10/18/08	(400)
XTO Energy, Inc.	6	60.00	10/18/08	(420)
Zimmer Holdings, Inc.	1	75.00	9/20/08	(76)
Total Covered Call Options Written (premiums received $18,711)				$(12,928)

Put Options Written — (0.1)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Amgen, Inc.	3	$57.50	9/20/08	$(240)
ASML Holding NV	4	20.00	10/18/08	(110)
AT&T, Inc.	5	30.00	10/18/08	(255)
Boeing Co. (The)	1	60.00	9/20/08	(45)
Coca-Cola Co. (The)	5	50.00	10/18/08	(490)
Danaher Corp.	3	70.00	9/20/08	(22)
Edison International	5	42.50	10/18/08	(250)
Goldman Sachs Group, Inc.	2	140.00	9/20/08	(186)
Hess Corp.	3	80.00	9/20/08	(37)
International Business Machines Corp.	4	110.00	10/18/08	(408)
Merck & Co., Inc.	7	30.00	9/20/08	(35)
MetLife, Inc.	4	40.00	9/20/08	(20)
Microsoft Corp.	10	25.00	10/18/08	(320)
Occidental Petroleum Corp.	4	65.00	9/20/08	(40)
Philip Morris International, Inc.	5	45.00	9/20/08	(25)
Raytheon Co.	4	55.00	10/18/08	(220)
Staples, Inc.	6	20.00	10/18/08	(180)
Travelers Companies, Inc. (The)	5	35.00	9/20/08	(38)

United Technologies Corp.	6	60.00	9/20/08	(120)
Verizon Communications, Inc.	4	32.50	9/20/08	(56)
Wal-Mart Stores, Inc.	6	50.00	9/20/08	(24)
Wal-Mart Stores, Inc.	7	52.50	9/20/08	(70)
XTO Energy, Inc.	4	40.00	9/20/08	(40)
Total Put Options Written (premiums received $7,842)				$(3,231)
Other Assets, Less Liabilities — 3.7%				$107,686
Net Assets — 100.0%				$2,874,872

ADR	—	American Depository Receipt

(1)		A portion of each common stock holding has been segregated as collateral for options written.
(2)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,836,768
Gross unrealized appreciation	$65,273
Gross unrealized depreciation	(118,696)
Net unrealized depreciation	$(53,423)

Written call and put options activity for the period from the start of business, February 29, 2008 to August 31, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	0	$0
Options written	1,303	82,475
Options terminated in closing purchase transactions	(834)	(50,662)
Options expired	(106)	(5,260)
Outstanding, end of period	363	$26,553

At August 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective February 29, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$2,698,615	$(16,159)
Level 2	Other Significant Observable Inputs	84,730	—
Level 3	Significant Unobservable Inputs	—	—
Total		$2,783,345	$(16,159)

*Other financial instruments include written call and put options, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of February 29, 2008 whose fair value was determined using Level 3 inputs.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	October 24, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 24, 2008